Net Loss Per Share - Summary of Earning Per Shares Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to Gracell Biotechnologies Inc.'s shareholders	¥ (211,900)	$ (32,475)	¥ (138,664)	¥ (60,793)
Deemed dividend to convertible redeemable preferred shareholders	0	0	(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(9,614)	(36,802)	(12,199)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (274,633)	$ (42,089)	¥ (200,856)	¥ (72,992)
Weighted-average number of ordinary shares outstanding—basic and diluted	99,044,776	99,044,776	99,053,363	100,089,552
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders—basic and diluted | (per share)	¥ (2.77)	$ (0.42)	¥ (2.03)	¥ (0.73)